UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2192

The Dreyfus Third Century Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	2/28/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--9.5%
Choice Hotels International	67,450 a	1,670,062
Coach	108,350 b	1,514,733
DeVry	30,500	1,584,475
DreamWorks Animation SKG, Cl. A	66,350 b	1,279,891
Gap	206,700	2,230,293
McDonald's	48,200	2,518,450
NIKE, Cl. B	64,000	2,657,920
TJX Cos.	93,750	2,087,812
Walt Disney	149,350	2,504,599
Weight Watchers International	34,750	628,975
		18,677,210
Consumer Staples--13.0%
Bare Escentuals	53,550 b	169,218
Costco Wholesale	88,750	3,757,675
Hansen Natural	94,350 b	3,139,968
Kimberly-Clark	73,650	3,469,651
PepsiCo	153,300	7,379,862
Procter & Gamble	123,100	5,929,727
SYSCO	78,050	1,678,075
		25,524,176
Energy--9.0%
Apache	21,950	1,297,025
Cimarex Energy	67,050	1,317,532
EnCana	27,600	1,086,612
ENSCO International	58,750	1,444,075
Nexen	115,150 a	1,583,312
Noble	122,550	3,013,504
Schlumberger	38,800	1,476,728
SEACOR Holdings	32,750 a,b	1,962,052
Southwestern Energy	83,800 b	2,410,926
Talisman Energy	216,600	2,027,376
		17,619,142
Financial--5.9%
Aflac	43,600	730,736
Chubb	50,300	1,963,712
Cincinnati Financial	84,450	1,734,603
Cullen/Frost Bankers	21,400	921,056

Eaton Vance	90,100	1,558,730
HSBC Holdings, ADR	42,900	1,492,920
Travelers Cos.	53,100	1,919,565
Wells Fargo & Co.	95,650	1,157,365
		11,478,687
Health Care--15.1%
Aetna	87,250	2,082,657
Alcon	18,250	1,503,070
Amgen	94,200 b	4,609,206
AstraZeneca, ADR	52,900 a	1,671,111
Becton, Dickinson & Co.	70,650	4,372,528
Genzyme	80,400 b	4,898,772
Johnson & Johnson	96,800	4,840,000
Novartis, ADR	28,400	1,029,500
WellPoint	95,550 b	3,241,056
Zimmer Holdings	36,150 b	1,265,973
		29,513,873
Industrial--13.1%
3M	58,750	2,670,775
Danaher	32,600 a	1,654,776
Donaldson	28,450 a	694,465
Dun & Bradstreet	23,000	1,701,310
Emerson Electric	200,200	5,355,350
Equifax	47,750	1,026,625
Fluor	30,600	1,017,450
Herman Miller	106,800	1,076,544
Nordson	30,300 a	754,470
Rockwell Collins	81,700	2,549,040
Ryder System	25,950	593,217
United Technologies	122,100	4,985,343
Wabtec	27,900 a	746,604
Woodward Governor	53,800	926,436
		25,752,405
Information Technology--26.5%
Accenture, Cl. A	106,250	3,101,438
Apple	57,650 b	5,148,722
Cisco Systems	306,500 b	4,465,705
EMC	211,100 b	2,216,550
Google, Cl. A	11,250 b	3,802,388
Intel	145,350	1,851,759
International Business Machines	106,300	9,782,789
Microsoft	491,300	7,934,495
Molex	92,950	1,056,842
National Semiconductor	133,050	1,450,245

Oracle	108,300 b	1,682,982
QUALCOMM	127,600	4,265,668
STMicroelectronics (New York
Shares)	103,350 a	459,908
Symantec	96,700 b	1,337,361
Texas Instruments	237,450	3,407,408
		51,964,260
Materials--3.4%
Air Products & Chemicals	44,750	2,069,688
Ecolab	24,600	781,788
Nucor	44,850	1,509,203
Praxair	40,300	2,287,025
		6,647,704
Telecommunication Services--.7%
Windstream	193,800	1,445,748
Utilities--3.0%
Pinnacle West Capital	62,000	1,628,120
Sempra Energy	78,850	3,277,795
WGL Holdings	33,050 a	1,003,398
		5,909,313
Total Common Stocks
(cost $276,761,641)		194,532,518

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $931,000)	931,000 [c]	931,000
Investment of Cash Collateral for
Securities Loaned--3.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,542,247)	6,542,247 [c]	6,542,247
Total Investments (cost $284,234,888)	103.0%	202,005,765
Liabilities, Less Cash and Receivables	(3.0%)	(5,800,646)
Net Assets	100.0%	196,205,119

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund's securities on loan is $6,232,902 and the total market value of the collateral held by the fund is $6,542,247.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $284,234,888. Net unrealized depreciation on investments was $82,229,123 of which $1,401,344 related to appreciated investment securities and $83,630,467 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)